April 5, 2010


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Funds Group Trust
      Registration Statement on N-14

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Touchstone Funds Group Trust (the "Trust"). This filing relates to the acquisition of the assets of the Touchstone Mazama Institutional Growth Fund, by and in exchange for shares of the Touchstone Mazama Growth Fund series of the Trust.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary